DWS Global Small Cap Fund Annual Fund Operating Expenses - DWS Global Small Cap Fund	Feb. 26, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.47%	[1]
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	1.36%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.59%	[1]
Expenses (as a percentage of Assets)	2.38%
Fee Waiver or Reimbursement	(0.27%)
Net Expenses (as a percentage of Assets)	2.11%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.09%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%	[1]
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.11%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%	[1]
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.11%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.48%, 0.60%, 0.30%, 0.38% and 0.38% for Class A, Class C, Class R6, Institutional Class and Class S, respectively, had proxy expenses been included.